Material accounting policies (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of material accounting policies [Abstract]
Summary of other property and equipment are depreciated on a straight-line basis

Descriptions	Useful lives
Buildings	40~50 years
Other properties	4~5 years

Summary of amortization of intangible assets

Descriptions	Useful lives
Software	5 years
Capitalized development cost	5 years
Other intangible assets	5 years or contract periods

Summary of depreciation method and the estimated useful lives	The depreciation method and the estimated useful lives for the current and comparative periods are as follows:

Descriptions	Useful lives	Depreciation method
Buildings	40 years	Straight-line